SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

NOTE 5—SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

	Class B						Capital in Excess
	Common Stock		Common Stock		Treasury Stock		of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2011	36,057	$25,040	20,466	$14,212	(69)	$(1,992)	$505,495
Issuance of 3% stock dividend	1,077	748	612	426	(2)	—	45,880
Conversion of Class B common shares to common shares	53	37	(53)	(37)	—	—	—
Purchase and retirement of common shares	(708)	(492)	—	—	—	—	(17,698)
Balance at December 31, 2011	36,479	25,333	21,025	14,601	(71)	(1,992)	533,677
Issuance of 3% stock dividend	1,085	753	631	437	(2)	—	37,046
Conversion of Class B common shares to common shares	29	20	(29)	(20)	—	—	—
Purchase and retirement of common shares	(944)	(656)	—	—	—	—	(23,147)
Balance at December 31, 2012	36,649	25,450	21,627	15,018	(73)	(1,992)	547,576
Issuance of 3% stock dividend	1,095	761	648	450	(3)	—	47,714
Conversion of Class B common shares to common shares	19	13	(19)	(13)	—	—	—
Purchase and retirement of common shares	(752)	(522)	—	—	—	—	(22,621)
Balance at December 31, 2013	37,011	$25,702	22,256	$15,455	(76)	$(1,992)	$572,669

Average shares outstanding and all per share amounts included in the financial statements and notes thereto have been adjusted retroactively to reflect annual three percent stock dividends.

While the Company does not have a formal or publicly announced Company Common Stock purchase program, the Company’s board of directors periodically authorizes a dollar amount for such share purchases.

Based upon this policy, shares were purchased and retired as follows:

Year	Total Number of Shares Purchased (000’s)	Average Price Paid Per Share
2013	752	$30.73
2012	944	$25.16
2011	708	$25.64